Financial instruments included in the statement of financial position and impact on income - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended				36 Months Ended
	Dec. 31, 2020 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) tranche	Dec. 31, 2020 tranche
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Net foreign exchange loss | €			€ 1,697		€ 176	€ 602
Proceeds from issuing shares	€ 113,300		€ 72,000	$ 113.3
EIB fixed rate loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche		3				3
Number of tranches received | tranche							2
EIB fixed rate loan | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount | €		€ 40,000				€ 40,000